Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2019
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥138	¥—	¥138	¥138	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥138	¥0	¥138	¥138	¥0

	Billions of yen
	September 30, 2019
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥208	¥—	¥208	¥208	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	6	6	0	6

Total	¥—	¥208	¥6	¥214	¥208	¥6

Type and carrying value of financial assets

	Billions of yen
	March 31, 2019	September 30, 2019
Assets
Trading assets
Loans	¥15	¥20

Liabilities
Long-term borrowings	¥15	¥20

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2019	September 30, 2019
Consolidated VIE assets
Cash and cash equivalents	¥20	¥14
Trading assets
Equities	780	738
Debt securities	426	483
CMBS and RMBS	43	41
Investment trust funds and other	5	5
Derivatives	17	15
Private equity investments	2	2
Office buildings, land, equipment and facilities	55	21
Other	71	23

Total	¥1,419	¥1,342

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥23	¥18
Borrowings
Short-term borrowings	151	134
Long-term borrowings	884	904
Other	3	3

Total	¥1,061	¥1,059

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2019
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥29	¥—	¥29
Debt securities	109	—	109
CMBS and RMBS	2,654	—	2,654
Investment trust funds and other	153	—	153
Private equity investments	12	—	12
Loans	593	—	593
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥3,561	¥—	¥3,645

	Billions of yen
	September 30, 2019
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥33	¥—	¥33
Debt securities	110	—	110
CMBS and RMBS	3,611	—	3,611
Investment trust funds and other	159	—	159
Private equity investments	12	—	12
Loans	783	—	783
Other	9	—	9
Commitments to extend credit and other guarantees	—	—	79

Total	¥4,717	¥—	¥4,796